                                 ING FUNDS TRUST
                            ING High Yield Bond Fund
                           ING Intermediate Bond Fund
                          ING Classic Money Market Fund

                         Supplement Dated May 23, 2005
            To the Class A, Class B, Class C and Class M Prospectus,
         Class I Prospectus, Class O Prospectus, and Class R Prospectus
                            Each Dated August 1, 2004

Effective April 29, 2005, the following changes are made to the Prospectuses:

ING High Yield Bond Fund

1. The first, second, and third sentences in the second paragraph of the section entitled "Investment Strategy" on page 6 of the Class A, Class B, Class C and Class M Prospectus are deleted and replaced with the following:

            High yield bonds are debt securities that, at the time of purchase, are not rated by a nationally recognized statistical rating organization ("NRSRO") or are rated below investment grade (for example, rated below BBB- by Standard and Poor's Rating Group or Baa3 by Moody's Investors Service, Inc.) or have an equivalent rating by a NRSRO. The Fund defines high yield bonds to include: bank loans; payment-in-kind securities; fixed and variable floating rate and deferred interest debt obligations; zero coupon bonds; and debt obligations provided they are unrated or rated below investment grade. In evaluating the quality of a particular high yield bond for investment by the Fund, the Sub-Adviser does not rely exclusively on ratings assigned by the NRSRO.

2. The first sentence of the third paragraph of the section entitled "Investment Strategy" on page 6 of the Class A, Class B, Class C and Class M Prospectus is deleted and replaced with the following:

            Any remaining assets may be invested in investment grade debt securities; common and preferred stocks; U.S. government securities; money market instruments; and debt securities of foreign issuers including securities of companies in emerging markets.

3. The third and fourth sentences of the third paragraph of the section entitled "Investment Strategy" on page 6 of the Class A, Class B, Class C and Class M Prospectus are deleted and replaced with the following:

            The Fund may invest in derivatives and companies of any size.

4. The fourth paragraph of the section entitled "Investment Strategy" on page 6 of the Class A, Class B, Class C and Class M Prospectus is deleted.

5. The last sentence of the paragraph entitled "Price Volatility" of the section entitled "Risks" on page 6 of the Class A, Class B, Class C and Class M Prospectus is deleted and replaced with the following:

            The Fund may invest in securities of small - and mid-sized companies, which may be more susceptible to greater price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers. They tend to be more volatile and less liquid than stocks of larger companies.

6. The paragraphs entitled "Prepayment Risk" and "Small-Capitalization Companies Risk" of the section entitled "Risks" on page 6 of the Class A, Class B, Class C and Class M Prospectus are deleted in their entirety.

7. The following paragraph is added after the paragraph entitled "Risk of High Yield Bonds" of the section entitled "Risks" on page 6 of the Class A, Class B, Class C and Class M Prospectus:

            "DERIVATIVES - derivatives are subject to the risk of changes in the market price of the underlying security, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce returns for the Fund."

8. The tables under the heading "Operating Expenses Paid Each Year by the Fund" on page 18 of the Class A, Class B, Class C and Class M Prospectus are amended as follows:

CLASS A

                                                                           WAIVERS,
                                   DISTRIBUTION               TOTAL     REIMBURSEMENTS    TOTAL NET
                       MANAGEMENT  AND SERVICE    OTHER     OPERATING         AND           FUND
Fund                      FEE      (12b-1) FEES  EXPENSES   EXPENSES   RECOUPMENTS(2)(3)   EXPENSES
----                   ----------  ------------  --------   ---------  -----------------  ---------
ING High Yield Bond    %     0.65          0.35   0.33(4)        1.33             (0.13)       1.20

CLASS B

                                                                           WAIVERS,
                                   DISTRIBUTION               TOTAL     REIMBURSEMENTS    TOTAL NET
                       MANAGEMENT  AND SERVICE    OTHER     OPERATING         AND           FUND
Fund                      FEE      (12b-1) FEES  EXPENSES   EXPENSES   RECOUPMENTS(2)(3)   EXPENSES
----                   ----------  ------------  --------   ---------  -----------------  ---------
ING High Yield Bond    %     0.65          1.00   0.33(4)        1.98             (0.03)       1.95

9. The table under the heading "Operating Expenses Paid Each Year by the Fund" on page 19 of the Class A, Class B, Class C and Class M Prospectus is amended as follows:

CLASS C

                                                                           WAIVERS,
                                   DISTRIBUTION               TOTAL     REIMBURSEMENTS   TOTAL NET
                       MANAGEMENT  AND SERVICE     OTHER    OPERATING         AND          FUND
FUND                      FEE      (12b-1) FEES  EXPENSES   EXPENSES   RECOUPMENTS(2)(3)  EXPENSES
----                   ----------  ------------  ---------  ---------  ----------------- ---------
ING High Yield Bond    %     0.65          1.00    0.33(4)       1.98             (0.03)      1.95

10. The tables under the heading "Examples" on page 20 of the of the Class A, Class B, Class C and Class M Prospectus are amended as follows:

CLASS A

Fund                                                        1 YEAR    3 YEARS   5 YEARS   10 YEARS
----                                                        ------    -------   -------   --------
ING High Yield Bond(1).............................         $  591        864     1,157      1,990

CLASS B

                                   IF YOU SELL YOUR SHARES               IF YOU DON'T SELL YOUR SHARES
                            -------------------------------------     -------------------------------------
Fund                        1 YEAR   3 YEARS   5 YEARS   10 YEARS     1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                        ------   -------   -------   --------     ------   -------   -------   --------
ING High Yield Bond(1)      $  698       918     1,265      2,136        198       618     1,065      2,136

CLASS C

                                   IF YOU SELL YOUR SHARES               IF YOU DON'T SELL YOUR SHARES
                            -------------------------------------     -------------------------------------
Fund                        1 YEAR   3 YEARS   5 YEARS   10 YEARS     1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                        ------   -------   -------   --------     ------   -------   -------   --------
ING High Yield Bond(1)      $  298       618     1,065      2,304        198       618     1,065      2,304

ING Intermediate Bond Fund

1. The first sentence of the first paragraph of the section entitled "Investment Strategy" on page 10 of the Class A, Class B, Class C and Class M Prospectus, page 6 of the Class I Prospectus, and Page 4 of the Class O Prospectus and Class R Prospectus is deleted and replaced with the following:

            Under normal market conditions, the Fund will operate as a diversified fund and invest at least 80% of its assets in a portfolio of bonds, including but not limited to corporate, government and mortgage bonds, which, at the time of investment, are rated investment grade (for example, rated at least BBB- by Standard & Poor's Rating Group or Baa3 by Moody's Investors Service, Inc.) or have an equivalent rating by a nationally recognized statistical rating organization, or of comparable quality if unrated.

2. The third and fourth paragraphs of the section entitled "Investment Strategy" on page 10 of the Class A, Class B, Class C and Class M Prospectus, page 6 of the Class I Prospectus, and Page 4 of the Class O Prospectus and Class R Prospectus are deleted and replaced with the following:

            The Fund may also invest in: preferred stocks; high-quality money market instruments; municipal bonds; debt securities of foreign issuers; mortgage - and asset-backed securities; options and futures contracts involving securities, securities indices, and interest rates. The Fund may also engage in dollar roll transactions and swap agreements.

            The investment process focuses on buying bonds at a discount to their intrinsic value. The Sub-Adviser utilizes proprietary quantitative techniques to identify bonds or sectors that are cheap relative to other bonds or sectors based on their historical price relationships. Teams of asset specialists use this relative value analysis to guide the security selection process.

ING Classic Money Market Fund

1. The first paragraph of the section entitled "Investment Strategy" on page 14 of the Class A, Class B, Class C and Class M Prospectus is deleted in its entirety and replaced with the following:

            The Fund will operate as a diversified fund and invest in a portfolio of high-quality, U.S. dollar denominated short-term debt obligations that are determined by the Sub-Adviser to present minimal credit risks. The Fund may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the Fund will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, the Sub-Adviser may manage the fund more conservatively than if it was not rated.

2. The first sentence of the third paragraph of the section entitled "Investment Strategy" found on page 14 of the Class A, Class B, Class C and Class M Prospectus is deleted in its entirety and replaced with the following:

            The Fund will invest in obligations permitted to be purchased under Rule 2a-7 including, but not limited to, (i) U.S. government securities and obligations of its agencies or instrumentalities;
            (ii) commercial paper, mortgage-backed and asset-backed securities, guaranteed investment contracts, municipal securities, loan participation interests, medium-term notes, and other promissory notes, including floating and variable rate obligations; (iii) other money market mutual funds; and (iv) the following domestic, Yankedollar and Eurodollar obligations: certificates of deposit, time deposits, bankers acceptances, commercial paper, and other promissory notes, including floating and variable rate obligations issued by U.S. of foreign bank holding companies and their bank subsidiaries, branches and agencies.

3. The paragraph entitled "Risk of Concentration in Banking Obligations" of the section entitled "Risks" on page 14 of the Class A, Class B, Class C and Class M Prospectus is deleted in its entirety and replaced with the following:

            RISK OF CONCENTRATION IN FINANCIAL INSTITUTIONS - the risks of concentrating in investments in financial institutions (financial services companies may include, but are not limited to the following: banks and bank holding companies; investment banks; trust companies; insurance companies; finance companies; and broker-dealers), include, but are not limited to the following: credit risk, interest rate risks, and regulatory risk (the impact of state or federal legislation and regulations).

Principal Risks

1. The heading of the paragraph entitled "Derivatives" on page 35 of the Class A, Class B, Class C and Class M Prospectus is deleted and replaced with the following:

            DERIVATIVES (ING HIGH YIELD BOND FUND, ING INTERMEDIATE BOND FUND AND ING NATIONAL TAX-EXEMPT BOND FUND).

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ING FUNDS TRUST
                          ING Classic Money Market Fund
                            ING High Yield Bond Fund
                           ING Intermediate Bond Fund

                         Supplement Dated May 23, 2005
               to the Statement of Additional Information ("SAI")
                              Dated August 1, 2004

Effective April 29, 2005, ING Classic Money Market Fund may invest in the following types of investments:

      International Debt Securities, Sovereign Debt Securities, Private Funds, To Be Announced Sale Commitments, Zero Coupon and Pay-In-Kind, Temporary Defensive & Short-Term Positions, Government Trust Certificates

Effective April 29, 2005, ING High Yield Bond Fund and ING Intermediate Bond Fund may invest in:

      Government Trust Certificates

Effective October 23, 2004, the contractual expense limitations for the ING Yield Bond Fund were lowered. To reflect this change, the SAI is hereby revised as follows:

      The table under the section entitled "Expense Limitation Agreement" on page 25 of the SAI is amended as follows:

FUND                   CLASS A   CLASS B   CLASS C   CLASS I   CLASS M   CLASS O   CLASS Q   CLASS R
----                   -------   -------   -------   -------   -------   -------   -------   -------
ING High Yield Bond      1.20      1.95      1.95       N/A      N/A       N/A       N/A       N/A

Effective April 29, 2005, the following disclosure is added to the section entitled "Investment Techniques," beginning on page 70 of the SAI:

            GOVERNMENT TRUST CERTIFICATES

            The Funds may invest in Government Trust Certificates, which represent an interest in a government trust, the property of which consists of (i) a promissory note of a foreign government no less than 90% of which is backed by the full faith and credit guaranty issued by the Federal Government of the United States of America (issued pursuant to Title III of the Foreign Operations, Export, Financing and Related Borrowers Programs Appropriations Act of 1998) and (ii) a security interest in obligations of the United States Treasury backed by the full faith and credit of the United States of America sufficient to support the remaining balance

            (no more than 10%) of all payments of principal and interest on such promissory note; provided that such obligations shall not be rated less than AAA by S&P or less than Aaa by Moody's.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE